Shareholder Report, Holdings (Details) - Acruence Active Hedge U.S. Equity ETF	Mar. 31, 2026
KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royal Caribbean Cruises Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Consumer Staple Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Telecommunications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Purchased Options Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%